LOSS PER ORDINARY SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss for the year	$ (653,461)	$ (818,541)	$ (322,067)
Less: Loss attributed to preferred shares	32,483	51,084	30,721
Loss for the year attributable to ordinary shareholders	$ 620,978	$ 767,457	$ 291,346
Weighted average number of ordinary shares outstanding attributable to ordinary shareholders	62,467,556	45,190,017	28,450,908